Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit impairment losses [abstract]
Loans to customers	¥ 7,169,621	¥ 6,573,590	¥ 7,175,389
Financing guarantee contracts	5,007,282	5,520,883	7,660,622
Accounts and other receivables and contract assets	189,084	629,124	1,140,937
Financial assets at amortized cost	246,915	(27,234)	538,967
Others	5	(701)	(3,620)
Credit impairment losses	¥ 12,612,907	¥ 12,695,662	¥ 16,512,295